SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Fair Value, Measurements, Recurring [Member] - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash	$ 1,137,633	$ 815,890
Money market funds, included in cash equivalents	2,024,767	2,780,372
Liabilities
Derivative liabilities		2,138,091
Fair Value, Inputs, Level 1 [Member]
Assets
Cash	1,137,633	815,890
Money market funds, included in cash equivalents	2,024,767	2,780,372
Liabilities
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Assets
Cash
Money market funds, included in cash equivalents
Liabilities
Derivative liabilities
Fair Value, Inputs, Level 3 [Member]
Assets
Cash
Money market funds, included in cash equivalents
Liabilities
Derivative liabilities		$ 2,138,091